Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Trenchless Fund ETF
Shareholder Report [Line Items]
Fund Name	Trenchless Fund ETF
Class Name	Trenchless Fund ETF
Trading Symbol	RVER
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trenchless Fund ETF for the period of April 2, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.river1.us/rver
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Trenchless Fund ETF	$16	0.65%

Expenses Paid, Amount	$ 16 [1]
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.river1.us/rver for recent performance information.
Net Assets	$ 45,961,274
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$45,961,274
Number of Holdings	21
Portfolio Turnover	61%

Holdings [Text Block]

Top Sectors	(%)
Communications	41.7%
Technology	37.4%
Consumer Discretionary	8.0%
Financials	4.2%
Health Care	3.8%
Consumer Staples	2.2%
Cash & Other	2.7%

Top 10 Issuers	(%)
Lyft, Inc.	10.9%
Meta Platforms, Inc.	8.0%
Snap, Inc.	6.8%
Advanced Micro Devices, Inc.	6.7%
Nice Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Palo Alto Networks, Inc.	4.6%
RingCentral, Inc.	4.5%
Akamai Technologies, Inc.	4.5%
Expedia Group, Inc.	4.4%

Updated Prospectus Web Address	https://www.river1.us/rver

[1]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.